Derivative Instruments (Details 7) (Trading activities [Member], USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Trading derivative gains and losses [Abstract]
Derivative-related gains/(losses)	$ 7,890.0	$ 14,784.0
Interest Rate Contract [Member]
Trading derivative gains and losses [Abstract]
Derivative-related gains/(losses)	(683.0)	4,375.0
Credit Risk Contract [Member]
Trading derivative gains and losses [Abstract]
Derivative-related gains/(losses)	4,636.0	5,022.0
Foreign Exchange Contract [Member]
Trading derivative gains and losses [Abstract]
Derivative-related gains/(losses)	1,854.0	2,583.0
Commodity Contract [Member]
Trading derivative gains and losses [Abstract]
Derivative-related gains/(losses)	256.0	1,329.0
Equity Contract [Member]
Trading derivative gains and losses [Abstract]
Derivative-related gains/(losses)	$ 1,827.0	$ 1,475.0